Income Taxes (Details) - Schedule of net operating loss carryforwards (“NOL”) for federal and state income tax - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Combined NOL Carryforwards:
Federal	$ 117,684,551	$ 103,460,873
State	$ 68,800,720	$ 54,408,623